Stockholders’ Equity (Deficit) (Details Narrative) - USD ($)							1 Months Ended		3 Months Ended						9 Months Ended	12 Months Ended
	Sep. 09, 2022	Aug. 11, 2022	Apr. 27, 2022	Feb. 03, 2022	Feb. 02, 2022	Jan. 14, 2022	Apr. 18, 2022	Feb. 18, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 26, 2022	Feb. 17, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred Stock, Shares Authorized									500,000,000						500,000,000	500,000,000	500,000,000
Preferred Stock, Par or Stated Value Per Share									$ 0.001						$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized									1,000,000,000						1,000,000,000	1,000,000,000	1,000,000,000
Common Stock, Par or Stated Value Per Share									$ 0.001						$ 0.001	$ 0.001	$ 0.001
Number of shares issued									300,000
Shares isuued										2,000,000
Payment received															$ 150,000	$ 718,113	$ 478,940
Exchange of shares															1,000,000
Sale of common stock									$ 300,000	$ 15,000	$ 300,000	$ 127,340	$ 453,100	$ 160,021		718,113	478,940
Cash									56,983						$ 56,983	$ 589,668	12,047
Convertible debt						$ 50,000
Conversion shares						575,558										40,000
Common stock issued for services, shares	227,273	600,000	227,273	500,000	20,000
Stock Issued During Period, Value, Issued for Services	$ 50,000	$ 79,500	$ 50,000	$ 85,000	$ 3,600				129,500	50,000	88,600			165,000		$ 165,000	$ 1,970,900
Warrant shares																			1,000,000
Warrants issued																			500,000
Remaining shares																			500,000
Convertible Debt [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Cash						$ 53,222
Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Line of credit																		$ 5,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued																5,065,344	5,256,111
Shares isuued																		500,000
Sale of common stock									$ 4,023	$ 10,403	$ 17,453	667	2,092	$ 471		$ 5,066	$ 5,256
Common stock issued for services, shares									827,273	227,273	520,000			500,000		500,000	3,940,000
Stock Issued During Period, Value, Issued for Services									$ 828	$ 227	$ 520			$ 500		$ 500	$ 3,940
Common Stock Subscriptions [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued									10,324,000		14,953,000					40,000	40,000
Sale of common stock									$ (150,000)	(722,445)	$ (747,650)	$ 27,350	$ 212,100	20,000		$ 4,000	$ 4,000
Stock Issued During Period, Value, Issued for Services
Securities Purchase Agreement [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Proceed from deposit								$ 300,000
Common shares to be issued								1,875,000
Number of shares issued									1,620,581
Sale of common stock									$ 300,000
Security Purchase Agreement [Member] | Common Stock [Member] | One Investor [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued							78,947